Assets Held for Sale and Assets of a Disposal Group Held for Sale - Summary of Assets of Disposal Group Held for Sale (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	₩ 0	$ 0	₩ 171,749
498 Seventh Holdco LP
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale			556
498 Seventh KOR LLC
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale			171,193
Cash
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale			1,068
Cash | 498 Seventh Holdco LP
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale			556
Cash | 498 Seventh KOR LLC
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale			512
Investments in associates
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale			169,424
Investments in associates | 498 Seventh Holdco LP
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale			0
Investments in associates | 498 Seventh KOR LLC
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale			169,424
Other assets
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale			1,257
Other assets | 498 Seventh Holdco LP
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale			0
Other assets | 498 Seventh KOR LLC
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale			₩ 1,257